Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income
Loans, including fees	$ 47,186	$ 44,784	$ 40,032
Taxable securities	3,319	3,232	3,443
Tax-exempt securities	2,666	2,583	2,356
Federal funds sold and other	396	102	139
Total interest and dividend income	53,567	50,701	45,970
Interest expense
Deposits	1,996	2,087	2,292
Federal Home Loan Bank advances	405	442	1,015
Subordinated debentures	884	760	777
Securities sold under agreements to repurchase	23	20	20
Total interest expense	3,308	3,309	4,104
Net interest income	50,259	47,392	41,866
Provision (credit) for loan losses	(1,300)	1,200	1,500
Net interest income after provision (credit) for loan losses	51,559	46,192	40,366
Noninterest income
Service charges	4,832	4,708	4,257
Net gain (loss) on sale of securities	19	(18)	113
Net gain on sale of loans	1,750	1,106	659
ATM fees	2,094	1,986	1,850
Wealth management fees	2,678	2,823	3,130
Bank owned life insurance	563	467	492
Tax refund processing fees	2,750	2,000	2,324
Computer center item processing fees	251	267	260
Net gain on sale of other real estate owned	152	199	44
Other	1,043	740	745
Total noninterest income	16,132	14,278	13,874
Noninterest expense
Salaries, wages and benefits	25,323	23,630	22,293
Net occupancy expense	2,700	2,416	2,256
Equipment expense	1,641	1,503	1,421
Contracted data processing	1,546	1,821	1,560
FDIC Assessment	611	864	905
State franchise tax	923	847	888
Professional services	1,895	2,461	1,855
Amortization of intangible assets	699	711	769
ATM expense	605	674	806
Marketing expense	929	1,039	1,604
Repossession expense	253	508	673
Other operating expenses	6,730	6,470	6,520
Total noninterest expense	43,855	42,944	41,550
Income before income taxes	23,836	17,526	12,690
Income taxes	6,619	4,781	3,162
Net income	17,217	12,745	9,528
Preferred stock dividends	1,501	1,577	1,873
Net income available to common shareholders	$ 15,716	$ 11,168	$ 7,655
Earnings per common share, basic	$ 1.96	$ 1.43	$ 0.99
Earnings per common share, diluted	$ 1.57	$ 1.17	$ 0.85